Fair Value Measurements, Fair Value Option (Details) - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Fair Value, Option, Quantitative Disclosures [Line Items]
Total trading assets after derivative netting	[1]	$ 227,935	$ 168,595
Fair value option election [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Total trading assets after derivative netting		4,882	3,587
Trading assets, aggregate unpaid principal		5,180	3,682
Trading assets, fair value carrying amount less aggregate unpaid principal		(298)	(95)
Other assets		828	1,126
Other assets, aggregate unpaid principal		846	1,182
Other assets, fair value carrying amount less aggregate unpaid principal		(18)	(56)
Interest-bearing deposits fair value disclosure		0	(318)
Interest-bearing deposits, aggregate unpaid principal		0	(317)
Interest-bearing deposits, fair value carrying amount less aggregate unpaid principal		0	(1)
Other liabilities		(311)
Other liabilities, aggregate unpaid principal		0	0
Fair value option aggregate differences other liabilities		(311)	(266)
Long-term debt, carried at fair value		(7,082)	(3,495)
Long-term debt, aggregate unpaid principal		(7,647)	(4,118)
Long-term debt, fair value carrying amount less aggregate unpaid principal		$ 565	$ 623

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).